COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about purchase obligations

The minimum purchase obligations are as follows as at March 31, 2025:
Less than one year	$385,207
One - two years	13,328
Two - three years	2,214
Three - four years	1,548
Four - five years	1,046
More than five years	540
$403,883